[VOYA LAW DEPARTMENT STATIONERY] May 30, 2014

EDGAR U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

RE:	Form S-3 Initial Registration
ING USA Annuity and Life Insurance Company

Dear Commissioners:

This filing is the initial filing of the Registration Statement on Form S-3 (the “Registration
Statement”) pertaining to the offering of flexible premium deferred combination variable and fixed annuity contracts (the “Contracts”) by ING USA Annuity and Life Insurance Company (the
“Company”). The offering of the Contracts will be made on a continuous basis pursuant to Rule
415 of the Securities Act of 1933. A filing fee in the amount of $128.80 for registration of shares was remitted by wire transfer through the FEDWIRE system on May 23, 2014. Please see Fed
Reference Number: 0523B1QGC01C006893.

The Registration Statement relates only to the fixed indexed portion of the Contracts. A separate registration statement pertaining to the variable portion of the Contracts was filed on Form N-4 by Separate Account B of the Company, File No. 333-196391 (as filed on May 30, 2014, accession
no. 0000836687-14-000183). Both registration statements will contain an identical prospectus and accordingly, we respectfully request selective review of the Registration Statement.

Please call or email me at (610) 425-3447 or nicholas.morinigo@us.ing.com with questions or comments.

Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel

ING USA Annuity and Life Insurance Company 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: 610-425-3447 Fax: 610-425-3520